Core Plus Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Core Plus Bond ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	2.97%	7.04%	(12.60%)	(0.50%)	9.21%